Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Risk Management
Borrowings, current portion	$ 294,977	$ 553,161
Borrowings, non-current portion	3,004,767	3,105,059
Lease liabilities, current portion	48,548	30,905
Lease liabilities, non-current portion	287,828	271,945
Derivative financial instruments, current liability	2,834	25,518
Derivative financial instruments, non-current liability	5,498	28,694
Derivative financial instruments, current assets	(25,383)	(596)
Derivative financial instruments, non-current assets	(13,225)	(1,913)
Total debt	3,605,844	4,012,773
Total equity	1,721,778	1,568,371	$ 1,597,137	$ 1,649,853
Total debt and equity	$ 5,327,622	$ 5,581,144
Gearing ratio	67.70%	71.90%